Derivatives (Changes in Estimated Fair Value Related to Embedded Derivatives) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivative Instruments, Gain (Loss) [Line Items]
Net derivatives gains (losses)	$ (321)	$ 5,104	$ 1,239
Net Derivative Gain (Loss) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net derivatives gains (losses)	(321)	5,104	1,239
Policyholder benefits and claims
Derivative Instruments, Gain (Loss) [Line Items]
Net derivatives gains (losses)	$ 87	$ (139)	$ 75